Commitments and Contingencies (Tables)	12 Months Ended
May 03, 2014
Rental Expense Under Operating Leases	Rental expense under operating leases is as follows:

	Fiscal 2014	Fiscal 2013	Fiscal 2012
Minimum rentals	$424,952	413,751	382,386
Percentage rentals	98,467	101,960	107,127

	$523,419	515,711	489,513

Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, noncancelable lease terms greater than one year, under B&N College and NOOK leases as of May 3, 2014 are:

Fiscal Year	(a)
2015	$421,268
2016	374,803
2017	328,928
2018	258,375
2019	193,103
After 2019	364,624

$1,941,101

(a)	Includes B&N College capital lease obligations of $232, $232, $39, $0, $0 and $0 for 2015, 2016, 2017, 2018, 2019 and after 2019, respectively.

Purchase obligations Including Hardware And Software Maintenance Contracts And Inventory Purchase Commitments

Purchase obligations, which includes hardware and software maintenance contracts and inventory purchase commitments, as of May 3, 2014 are as follows:

Less Than 1 Year	$205,281
1-3 Years	72,975
3-5 Years	273
More Than 5 Years	—

Total	$278,529